Balance Sheets ₪ in Thousands, $ in Thousands		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents		₪ 71,382	$ 20,589	₪ 15,705
Marketable securities				2,017
Short-term deposits				7,602
Other receivables		3,923	1,131	815
Current assets		75,305	21,720	26,139
LONG-TERM ASSETS:
Marketable securities				2,050
Property, plant and equipment		5,510	1,589	1,443
Other long term assets		880	254	478
Non-current assets		6,390	1,843	3,971
Total assets		81,695	23,563	30,110
CURRENT LIABILITIES:
Trade payables		6,223	1,795	686
Other payables		660	190	689
Current liabilities		6,883	1,985	1,375
LONG-TERM LIABILITIES:
Liability in respect of government grants		10,300	2,971
Warrants		8,177	2,358	3,043
Severance pay liability, net		83	24	76
Long-term liabilities		18,560	5,353	3,119
SHAREHOLDERS' EQUITY:-
Ordinary shares of NIS 0.0000001 par value: Authorized: 391,000,000 shares as of December 31, 2017; Issued and Outstanding: 261,419,599, 135,097,367, shares as of December 31, 2017 and December 31, 2016, respectively	[1]
Share premium		179,669	51,823	113,041
Options				1,435
Other comprehensive income				6
Accumulated deficit		(123,417)	(35,598)	(88,866)
Equity		56,252	16,225	25,616
Equity and liabilities		₪ 81,695	$ 23,563	₪ 30,110

[1]	Represents an amount lower than NIS 1.